Finance Income and Finance Costs - Summary of Finance Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance Income And Finance Costs [Abstract]
Interest charges and other finance costs					$ 540,143	$ 622,841
Interest expense on loans and borrowings					1,000,000	293,250
Warrants issuance costs					603,835	870,690
Finance costs	$ 379,007	$ 458,786	$ 1,295,529	$ 816,902	$ 2,143,978	$ 1,786,781